Debt (Debt by Issuance) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior Note 4.625% Due 2013 [Member]	Dec. 31, 2011 Senior Note 4.625% Due 2013 [Member]	Dec. 31, 2012 Senior Note 4.75% Due 2014 [Member]	Dec. 31, 2011 Senior Note 4.75% Due 2014 [Member]	Dec. 31, 2012 Senior Note 4.0% Due 2015 [Member]	Dec. 31, 2011 Senior Note 4.0% Due 2015 [Member]	Dec. 31, 2012 Senior Note 7.3% Due 2015 [Member]	Dec. 31, 2011 Senior Note 7.3% Due 2015 [Member]	Dec. 31, 2012 Senior Note 5.5% Due 2016 [Member]	Dec. 31, 2011 Senior Note 5.5% Due 2016 [Member]	Dec. 31, 2012 Senior Note 5.375% Due 2017 [Member]	Dec. 31, 2011 Senior Note 5.375% Due 2017 [Member]	Dec. 31, 2012 Senior Note 4.0% Due 2017 [Member]	Apr. 05, 2012 Senior Note 4.0% Due 2017 [Member]	Dec. 31, 2011 Senior Note 4.0% Due 2017 [Member]	Dec. 31, 2012 Senior Note 6.3% Due 2018 [Member]	Dec. 31, 2011 Senior Note 6.3% Due 2018 [Member]	Dec. 31, 2012 Senior Note 6.0% Due 2019 [Member]	Dec. 31, 2011 Senior Note 6.0% Due 2019 [Member]	Dec. 31, 2012 Senior Note 5.5% Due 2020 [Member]	Dec. 31, 2011 Senior Note 5.5% Due 2020 [Member]	Dec. 31, 2012 Senior Note 5.125% Due 2022 [Member]	Apr. 05, 2012 Senior Note 5.125% Due 2022 [Member]	Dec. 31, 2011 Senior Note 5.125% Due 2022 [Member]	Dec. 31, 2012 Senior Note 7.65% Due 2027 [Member]	Dec. 31, 2011 Senior Note 7.65% Due 2027 [Member]	Dec. 31, 2012 Senior Note 7.375% Due 2031 [Member]	Dec. 31, 2011 Senior Note 7.375% Due 2031 [Member]	Dec. 31, 2012 Senior Note 5.95% Due 2036 [Member]	Dec. 31, 2011 Senior Note 5.95% Due 2036 [Member]	Dec. 31, 2012 Senior Note 6.625% Due 2040 [Member]	Dec. 31, 2011 Senior Note 6.625% Due 2040 [Member]	Dec. 31, 2012 Senior Note 6.1% Due 2041 [Member]	Apr. 12, 2012 Senior Note 6.1% Due 2041 [Member]	Dec. 31, 2011 Senior Note 6.1% Due 2041 [Member]	Dec. 31, 2012 Senior Note 6.625% Due 2042 [Member]	Apr. 05, 2012 Senior Note 6.625% Due 2042 [Member]	Dec. 31, 2011 Senior Note 6.625% Due 2042 [Member]	Dec. 31, 2012 7.875% Notes, due 2042 [Member]	Dec. 31, 2011 7.875% Notes, due 2042 [Member]	Dec. 31, 2012 8.125% Notes, due 2068 [Member]	Dec. 31, 2011 8.125% Notes, due 2068 [Member]	Feb. 12, 2007 8.125% Notes, due 2068 [Member]	Dec. 31, 2012 10.0% Notes, due 2068 [Member]	Dec. 31, 2011 10.0% Notes, due 2068 [Member]	Dec. 31, 2012 4.625% Notes, due 2013 [Member]	Dec. 31, 2011 4.625% Notes, due 2013 [Member]	Dec. 31, 2012 Debentures Subject to Mandatory Redemption [Member] 10.0% Notes, due 2068 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.625%		4.75%		4.00%		7.30%		5.50%		5.375%		4.00%	4.00%		6.30%		6.00%		5.50%		5.125%	5.125%		7.65%		7.375%		5.95%		6.625%		6.10%	6.10%		6.625%	6.625%		7.875%		8.125%		8.125%	10.00%				10.00%
Debt Instrument, Interest Rate, Effective Percentage																																			7.90%											15.30%
Short-term Debt [Abstract]
Short-term debt																																																$ 320	$ 0
Senior Notes and Debentures
Senior Notes and Debentures	5,706	4,481	0	320	200	200	300	300	200	200	300	300	499	499	325		0	500	500	500	500	499	499	796		0	149	149	92	92	298	298	299	299	325		325	424		0
Junior Subordinated Debentures
Junior Subordinated Debentures	1,100	1,735																																							600	0	500	500		0	1,235
Total Long-Term Debt	$ 6,806	$ 6,216